Document and Entity Information	Feb. 02, 2022
Cover [Abstract]
Entity Registrant Name	ADTRAN, Inc.
Amendment Flag	false
Entity Central Index Key	0000926282
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24612
Entity Tax Identification Number	63-0918200
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	256
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false